Related-Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022
Related-Party Transactions
Note 13. Related-Party Transactions
During the three months ended December 31, 2022 and 2021, the Company recorded sales from related parties, which are comprised of several shareholders. The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. The Company had $0.1 million of accounts receivable from one related party shareholders as of December 31, 2022 and none as of September 30, 2022. The Company had related party sales from one related party shareholder for the three months ended December 31, 2022 and 2021 of $0.1 million and $0.2 million, respectively.
The Company incurred expenses of $0.2 million and $0.1 million related to the MariaDB Foundation (discussed below) for the three months ended December 31, 2022 and 2021, respectively.
MariaDB Community Server is built from the MariaDB Open Source Project and proclaimed by the MariaDB Foundation. The Company helped establish the independently run MariaDB Foundation as a steward of the MariaDB Open Source Project to encourage adoption and grow the MariaDB ecosystem. We continue to be a sponsor of the MariaDB Foundation and pay the MariaDB Foundation an agreed upon sponsorship fee.
The Company had no accounts payable to related party shareholders as of December 31, 2022 and September 30, 2022.
Outstanding balances are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.

MARIADB CORPORATION AB [Member]
Related-Party Transactions
Note 15. Related-Party Transactions
During the year ended September 30, 2022, the Company recorded sales from related parties, which are comprised of several shareholders. The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm’s length transactions. The Company had no accounts receivable from related party shareholders as of September 30, 2022 and $0.4 million as of September 30, 2021 due from one related party shareholder. The Company had related party sales for the years ended September 30, 2022 and 2021 of $0.7 million from one related party shareholder and $2.0 million from three related party shareholders, respectively.
The Company incurred expenses of $0.2 million related to the MariaDB Foundation (discussed below) for the years ended September 30, 2022 and $0.5 million related to the MariaDB Foundation and other expenses incurred in the ordinary course of business for the year ended September 30, 2021.
MariaDB Community Server is built from the MariaDB Open Source Project and proclaimed by the MariaDB Foundation. The Company helped establish the independently run MariaDB Foundation as a steward of the MariaDB Open Source Project to encourage adoption and grow the MariaDB ecosystem. We continue to be a sponsor of the MariaDB Foundation and pay the MariaDB Foundation an agreed upon sponsorship fee.
The Company had no accounts payable to related party shareholders as of September 30, 2022 and 2021.
Outstanding balances are unsecured and interest free and settlement occurs in cash. There have been no guarantees provided or received for any related party receivables or payables.